Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Summary of accounts receivables

		December 31,
	Notes	2018	2019
		HK$	HK$
Receivable from investment banking services	(i)	134,855,898	66,740,188
Receivable from brokers and clearing house	(ii)	10,813,497	261,329,847
Clients’ receivables	(ii)	12,848,608	18,309,539
Margin loan receivable	(iii)	2,575,051	—

		161,093,054	346,379,574

Notes:

(i)
The normal settlement terms of receivables from investment banking services are specific terms mutually agreed between the contracting parties. Receivable from investing banking services is non-interest
bearing.

As at December 31, 2018, the Group’s receivable from investment banking services of HK$70,875,980 are due from fellow subsidiaries, which are repayable on similar credit terms to those offered to the major customers of the Group. There is no amount due from the immediate holding company as at December 31, 19. (Note
26
(b)(ii)).
(ii)
The normal settlement terms of clients’ receivables and receivable from brokers and clearing houses arising from asset management services are 2 days after trade date or at specific terms agreed with brokers and clearing houses. Overdue clients’ receivable is interest-bearing. As at December 31, 2019, the Group’s clients’ receivables of HK$2,142,145 which are due from fellow subsidiaries, which are repayable on similar credit terms to those offered to the major customers of the Group. The Group did not have any clients’ receivables due from fellow subsidiaries as at December 31, 2018.

(iii)	As at December 31, 2018, the Group had collateral of listed shares with fair value amounted to HK$3,808,116 in margin financing business. Margin loan receivable is interest-bearing.

Summary of aging analysis of accounts receivable

	December 31,
	2018	2019
	HK$	HK$
Not yet due	95,469,641	294,541,514
Past due
Within 1 month	732,497	41,032,006
1 to 3 months	840,942	5,232,320
Over 3 months	64,049,974	5,573,734

	161,093,054	346,379,574

Summary of accounts receivables past due analysis

	Past due
As at December 31, 2018	Current	Less than 1 month	1 to 3 months	Over 3 months	Total
Expected credit loss rate.	0.13%	—	0.10%	0.22%	0.17%
Gross carrying amount (HK$‘000)	95,470	719	828	61,501	158,518

	Past due
As at December 31, 2019	Current	Less than 1 month	1 to 3 months	Over 3 months	Total
Expected credit loss rate.	0.11%	0.11%	0.11%	0.53%	0.12%
Gross carrying amount (HK$‘000)	296,016	41,032	5,232	3,947	346,380